Financial Assets and Financial Liabilities - Summary of Equity Securities Measured at Fair Value Through Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Net gain on equity instruments designated at fair value through other comprehensive income	€ 3.7	€ 10.5	€ 0.0
Net gain on equity instruments designated at fair value through other comprehensive income
Disclosure of financial assets [line items]
Net gain on equity instruments designated at fair value through other comprehensive income	€ 3.7	€ 10.5